Earnings Per Share (EPS) (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Non-vested share awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive non-vested share awards and warrants	530,335	290,001
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive non-vested share awards and warrants	1,333,333	1,333,333